VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Argentina: 2.9%
8,757	(1)	MercadoLibre, Inc.	$14,706,506	2.9

		Brazil: 2.8%
1,362,342		B3 SA - Brasil Bolsa Balcao	3,197,123	0.6
1,219,237		Magazine Luiza SA	3,215,029	0.6
112,442	(1),(2)	Pagseguro Digital Ltd.	5,815,500	1.2
434,864		Raia Drogasil SA	1,856,601	0.4
			14,084,253	2.8

		China: 37.4%
366,096	(1)	Alibaba Group Holding Ltd.	6,777,880	1.3
7,867	(1)	Alibaba Group Holding Ltd. BABA ADR	1,164,709	0.2
555,100		Beijing Oriental Yuhong Waterproof Technology Co. Ltd. - A Shares	3,785,583	0.8
28,285	(1),(2)	Bilibili, Inc. ADR	1,871,618	0.4
26,900	(1)	Bilibili, Inc.	1,779,673	0.4
1,768,100	(3)	Budweiser Brewing Co. APAC Ltd.	4,491,049	0.9
1,815,600		China Gas Holdings Ltd.	5,362,272	1.1
97,467		Contemporary Amperex Technology Co. Ltd. - A Shares	7,896,662	1.6
139,724	(1)	Dada Nexus Ltd. ADR	2,800,069	0.5
367,514		Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	6,231,782	1.2
418,292		Hundsun Technologies, Inc. - A Shares	3,718,240	0.7
41,037	(1)	JD.com, Inc. ADR	2,964,513	0.6
238,064	(1)	JD.com, Inc. - Class A	8,582,764	1.7
601,887		Jiangsu Hengli Hydraulic Co. Ltd. - A Shares	7,857,919	1.6
132,726	(1)	KE Holdings, Inc. ADR	2,423,577	0.5
1,288,000	(1)	Kingdee International Software Group Co., Ltd.	4,288,602	0.9
13,700		Kweichow Moutai Co. Ltd. - A Shares (Shanghai)	3,866,942	0.8
369,077	(1),(3)	Meituan Class B	11,781,473	2.3
302,500		Midea Group Co. Ltd. - A Shares	3,252,673	0.6
472,965		NetEase, Inc.	8,002,769	1.6
210,200		Pharmaron Beijing Co. Ltd. - A Shares	6,995,810	1.4
1,705,375		Ping An Bank Co. Ltd. - A Shares	4,708,232	0.9
252,000		Ping An Insurance Group Co. of China Ltd. - H Shares	1,723,523	0.3
116,021		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	6,925,669	1.4
293,500		Shenzhou International Group Holdings Ltd.	6,229,089	1.2
138,900		Sichuan Swellfun Co. Ltd. - A Shares	2,715,919	0.5
40,000		Silergy Corp.	5,818,143	1.2
247,100		Sunny Optical Technology Group Co. Ltd.	6,470,286	1.3
281,300		Tencent Holdings Ltd.	16,793,261	3.3
256,094		Wanhua Chemical Group Co. Ltd. - A Shares	4,186,785	0.8
768,500	(1),(3)	Wuxi Biologics Cayman, Inc.	12,465,297	2.5
4,254,000		Xinyi Solar Holdings Ltd.	8,708,464	1.7
101,501		Yum China Holdings, Inc.	5,898,223	1.2
			188,539,470	37.4

		Germany: 1.2%
47,775	(1),(3)	Delivery Hero SE	6,093,928	1.2

		Hong Kong: 5.6%
684,800		AIA Group Ltd.	7,878,218	1.6
75,400		Hong Kong Exchanges and Clearing Ltd.	4,633,369	0.9
1,456,169	(3)	JS Global Lifestyle Co. Ltd.	3,369,061	0.7
621,000		Techtronic Industries Co., Ltd.	12,271,929	2.4
			28,152,577	5.6

		India: 17.4%
153,900		Asian Paints Ltd.	6,708,637	1.3
47,785		Britannia Industries Ltd.	2,537,330	0.5
255,950		HDFC Bank Ltd. ADR	18,707,385	3.7
800,953	(3)	HDFC Life Insurance Co., Ltd.	7,776,883	1.5
136,305		Hindustan Unilever Ltd.	4,956,351	1.0
474,733		Housing Development Finance Corp.	17,545,134	3.5
316,963		Kotak Mahindra Bank Ltd.	8,530,246	1.7
255,632		Reliance Industries Ltd.	8,651,817	1.7
247,033		Tata Consultancy Services Ltd.	12,519,203	2.5
			87,932,986	17.4

		Indonesia: 2.8%
3,208,500		Bank Central Asia Tbk PT	7,815,001	1.6
22,616,651		Bank Rakyat Indonesia	6,028,395	1.2
			13,843,396	2.8

		Macau: 0.3%
712,000	(1)	Sands China Ltd.	1,457,110	0.3

		Mexico: 1.3%
1,881,249		Wal-Mart de Mexico SAB de CV	6,375,184	1.3

		Panama: 0.6%
39,892	(1)	Copa Holdings S.A.- Class A	3,246,411	0.6

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Poland: 1.3%
439,777	(1),(3)	Allegro.eu SA	6,396,656	1.3

		Portugal: 0.5%
114,886		Jeronimo Martins SGPS SA	2,290,268	0.5

		Russia: 0.0%
26,143	(1)	Sberbank of Russia PJSC	121,877	0.0

		Singapore: 4.2%
66,673	(1)	Sea Ltd. ADR	21,250,685	4.2

		South Africa: 1.4%
204,916	(1)	Bid Corp. Ltd.	4,390,003	0.9
21,751		Capitec Bank Holdings Ltd.	2,627,525	0.5
			7,017,528	1.4

		South Korea: 7.0%
8,347		LG Chem Ltd.	5,413,617	1.1
7,770		NCSoft Corp.	3,935,922	0.8
416,031		Samsung Electronics Co., Ltd. 005930	25,791,676	5.1
			35,141,215	7.0

		Taiwan: 7.3%
282,300		Chailease Holding Co. Ltd.	2,479,186	0.5
847,223		Taiwan Semiconductor Manufacturing Co., Ltd.	17,522,340	3.4
152,263		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	17,000,164	3.4
			37,001,690	7.3

		Turkey: 0.3%
232,347		BIM Birlesik Magazalar AS	1,669,512	0.3

		United Kingdom: 1.3%
339,641		Prudential PLC	6,590,879	1.3

		United States: 3.3%
28,867	(1)	EPAM Systems, Inc.	16,468,046	3.3

	Total Common Stock
	(Cost $319,299,496)		498,380,177	98.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreements: 0.4%
1,000,000	(4)	Bank of America Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $1,020,000, due 09/01/31-07/01/60)	$1,000,000	0.2
159,177	(4)	Nomura Securities, Repurchase Agreement dated 09/30/21, 0.04%, due 10/01/21 (Repurchase Amount $159,177, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-2.500%, Market Value plus accrued interest $162,361, due 12/31/21-09/20/51)	159,177	0.0
1,000,000	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/31/21-05/01/58)	1,000,000	0.2

	Total Repurchase Agreements
	(Cost $2,159,177)		2,159,177	0.4

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
1,573,508	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $1,573,508)	1,573,508	0.3

	Total Short-Term Investments
	(Cost $3,732,685)	3,732,685	0.7

	Total Investments in Securities (Cost $323,032,181)	$502,112,862	99.6
	Assets in Excess of Other Liabilities	1,928,375	0.4
	Net Assets	$504,041,237	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2021.

Sector Diversification	Percentage of Net Assets
Information Technology	24.6%
Financials	19.9
Consumer Discretionary	16.8
Communication Services	10.7
Consumer Staples	8.2
Industrials	6.2
Health Care	5.2
Materials	4.0
Energy	1.7
Utilities	1.1
Real Estate	0.5
Short-Term Investments	0.7
Assets in Excess of Other Liabilities	0.4
Net Assets	100.0%

Portfolio holdings are subject to change daily.

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock
Argentina	$14,706,506	$–	$–	$14,706,506
Brazil	14,084,253	–	–	14,084,253
China	17,122,709	171,416,761	–	188,539,470
Germany	–	6,093,928	–	6,093,928
Hong Kong	–	28,152,577	–	28,152,577
India	18,707,385	69,225,601	–	87,932,986
Indonesia	–	13,843,396	–	13,843,396
Macau	–	1,457,110	–	1,457,110
Mexico	6,375,184	–	–	6,375,184
Panama	3,246,411	–	–	3,246,411
Poland	6,396,656	–	–	6,396,656
Portugal	$2,290,268	$–	$–	$2,290,268
Russia	–	121,877	–	121,877
Singapore	21,250,685	–	–	21,250,685
South Africa	7,017,528	–	–	7,017,528
South Korea	–	35,141,215	–	35,141,215
Taiwan	17,000,164	20,001,526	–	37,001,690
Turkey	1,669,512	–	–	1,669,512
United Kingdom	–	6,590,879	–	6,590,879
United States	16,468,046	–	–	16,468,046
Total Common Stock	146,335,307	352,044,870	–	498,380,177
Short-Term Investments	1,573,508	2,159,177	–	3,732,685
Total Investments, at fair value	$147,908,815	$354,204,047	$–	$502,112,862
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(797)	$–	$(797)
Total Liabilities	$–	$(797)	$–	$(797)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2021, the following forward foreign currency contracts were outstanding for VY® JPMorgan Emerging Markets Equity Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,008,067	CNY 6,519,427	RBC Europe Limited	10/08/21	$(797)
				$(797)

Currency Abbreviations
CNY	-	Chinese Yuan
USD	-	United States Dollar

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $323,408,135.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$210,420,633
Gross Unrealized Depreciation	(31,530,286)

Net Unrealized Appreciation	$178,890,347